Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 10,113,360	¥ 11,286,872
Maximum potential payout /Notional total	[1],[2]	567,680,462	613,663,415
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]
Maximum potential payout /Notional total	[3]	¥ 4,751,427	¥ 3,561,640

[1]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from above.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee are minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.